Concentration of Credit Risk - Additional Information (Detail)	5 Months Ended	12 Months Ended
	Dec. 31, 2012 Customer	Dec. 31, 2013 Customer
Risks and Uncertainties [Abstract]
Number of customers	4	3
Percentage of revenue accounted by customers	100.00%	78.00%